ORDINARY SHARES (Narrative) (Details) - $ / shares				1 Months Ended	12 Months Ended
	Nov. 08, 2015	Sep. 04, 2015	Oct. 14, 2014	May 18, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ORDINARY SHARES [Line Items]
Awards vested					93,906	225,377
Stockholders' Equity, Reverse Stock Split		1-for-30
Employees [Member]
ORDINARY SHARES [Line Items]
Awards vested					0	142,014
Director [Member]
ORDINARY SHARES [Line Items]
Awards vested					93,906	225,377
Restricted stock [Member]
ORDINARY SHARES [Line Items]
Granted (in shares)			135,227		0	0
Denominator used to determine number of shares of restricted stock subject to each award			$ 200
Share price (in dollars per share)			$ 1.480
Awards outstanding			811,359		196,637	415,521	861,522
Awards vested					93,906	225,377
Restricted stock [Member] | Employees and new hires [Member]
ORDINARY SHARES [Line Items]
Granted (in shares)				510,000	127,500	1.480
Awards vested					122,353	811,359
Restricted stock [Member] | Employees [Member]
ORDINARY SHARES [Line Items]
Granted (in shares)				86,473
Class A Ordinary Shares [Member]
ORDINARY SHARES [Line Items]
Shares issued					34,206,939	33,990,680
Shares outstanding					34,206,939	33,990,680	33,556,762
Stockholders' Equity, Reverse Stock Split		1-for-30
Common Stock, Voting Rights					The Class A Ordinary Shares are entitled to one vote per share
Class C Ordinary Shares [Member]
ORDINARY SHARES [Line Items]
Shares issued					4,708,415	4,708,415
Number of ordinary shares converted to Class A ordinary shares	4,708,415
Shares outstanding					4,708,415	4,708,415	4,708,415
Common Stock, Voting Rights					the Class C Ordinary Shares are entitled to ten votes per share